Financial risk management and fair values of financial instruments	12 Months Ended
Dec. 31, 2024
Financial Risk Management And Fair Values Of Financial Instruments
Financial risk management and fair values of financial instruments

28.	Financial risk management and fair values of financial instruments

(a)	Financial risk management

The Group is exposed to a variety of risks including credit risk, liquidity risk and interest rate risk arising in the normal course of its business activities.

The Company’s directors monitor the financial risk management of the Group and take such measures as considered necessary from time to time to minimise such financial risks.

(i)	Credit risk and impairment assessment

Other than those financial assets whose carrying amounts best represent the maximum exposure to credit risk, the group’s maximum exposure to credit risk which will cause a financial loss to the group arising from the amount of trade receivables by the group is disclosed in Note 18. The group does not hold any collateral or other credit enhancements to cover its credit risks associated with its financial assets.

Amounts due from related companies and shareholders

The Group considers that the credit risk arising from the remaining amounts due from related companies to be low. In assessing the ECL of amounts due from related companies, the directors of the Company have obtained financial information from these related companies to assess and monitor the credit risk at the end of the reporting period. In this regard, the directors of the Company consider that the Company’s credit risk has not increased significantly.

Trade receivables

The Group has applied the simplified approach in IFRS 9 to measure the loss allowance at lifetime ECL. The Group determines the ECL by using a provision matrix, estimated based on historical credit loss experience based on the past due status of the debtors, adjusted as appropriate to reflect current conditions and estimates of future economic conditions. Accordingly, the credit risk profile of trade receivables is presented based on their past due status in terms of the provision matrix. In addition, trade receivables in connection with bills settled through payment platforms with high credit rating and no past due history. The management of the Group considers these assets are short-term in nature and the estimated loss rate are low as the probability of default is negligible on the basis of high-credit-rating issuers, and accordingly, no expected credit loss was recognized.

Deposits

The Group makes periodic assessment on the recoverability of these balances based on historical records, past experience and also quantitative and qualitative information that is reasonable and supportive forward-looking information. The directors believe that there is no significant increase in credit risk of these deposits since initial recognition and the Group provided impairment based on 12m ECL. The credit risk on the deposits is limited as these are paid to reputable landlords. The Group assesses the ECL for the amounts due are limited and no loss allowance is made for the years ended December 31, 2024.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024, 2023 and 2022

28.	Financial risk management and fair values of financial instruments (continued)

(a)	Financial risk management (continued)

(i)	Credit risk and impairment assessment (continued)

Cash and cash equivalents

The credit risks on bank balances are limited because the counterparties are banks/financial institutions with high credit ratings assigned by international credit-rating agencies.

The tables below detail the credit risk exposures of the Group’s financial assets which are subject to ECL assessment:-

	Notes	Internal credit rating	12-month or lifetime ECL	2024 Gross carrying amount	2024 Gross carrying amount	2023 Gross carrying amount
				US$	HK$	HK$
Financial assets at amortised cost

Trade receivables	18		Lifetime ECL (provision matrix)	427,391	3,319,847	9,025,248
Deposits and other receivables	15		12-month ECL	3,021,522	23,452,279	23,029,801
Amounts due from related companies	16	(Note 1)	12-month ECL	2,227,764	17,304,600	71,082
Amounts due from shareholders	16	(Note 1)	12-month ECL	9,540	74,100	10

Note1: These balances are repayable on demand.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024, 2023 and 2022

28.	Financial risk management and fair values of financial instruments (continued)

(a)	Financial risk management (continued)

(ii)	Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in raising funds to meet commitments associated with financial instruments. Liquidity risk may result from an inability to sell a financial asset quickly at close to its fair value.

Prudent liquidity risk management implies maintaining sufficient cash. The Group monitors and maintains a level of bank balances deemed adequate to finance the Group’s operations.

The maturity profile of the Group’s financial liabilities at the end of the reporting period, based on the contracted undiscounted payments, was repayable on demand.

The following table details the Group’s remaining contractual maturity for its financial liabilities. The table has been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay.

	Within 1 year	2 to 5 years	Over 5 years	Total
	HK$	HK$	HK$	HK$

December 31, 2024

Bank loans	10,013,806	40,055,223	28,845,729	78,914,758
Loans from related companies	16,802,118	24,606,150	5,379,624	46,787,892
Amounts due to directors	42,573,611	-	-	42,573,611
Amounts due to a related company	165,724	-	-	165,724
Lease liabilities	41,371,011	38,337,962	-	79,708,973
Trade payables	16,657,404	-	-	16,657,404
Other payables	5,740,176	-	-	5,740,176

	133,323,850	102,999,335	34,225,353	270,548,538

US$	17,163,877	13,259,953	4,406,112	34,829,942

	Within 1 year	2 to 5 years	Over 5 years	Total
	HK$	HK$	HK$	HK$

December 31, 2023

Bank loans	10,255,376	41,110,965	39,820,388	91,186,729
Loans from related companies	16,937,200	35,750,789	6,803,280	59,491,269
Amounts due to directors	108,118,417	-	-	108,118,417
Amounts due to a related company	131,161	-	-	131,161
Lease liabilities	41,266,516	41,674,694	-	82,941,210
Trade payables	16,198,249	-	-	16,198,249
Other payables	5,342,137	-	-	5,342,137

	198,249,056	118,536,448	46,623,668	363,409,172

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024, 2023 and 2022

28.	Financial risk management and fair values of financial instruments (continued)

(a)	Financial risk management (continued)

(iii)	Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s cash deposits, bank loans and loans from related companies with floating interest rates.

At December 31, 2024, it is estimated that a general increase or decrease of 100 basis points in interest rates, with all other variables held constant, would decrease or increase the Group’s profit after tax by approximately HK$594,000 (US$76,000) (2023: HK$372,000).

(b)	Fair values of financial instruments

The notional amounts of financial assets and financial liabilities with a maturity of less than one year are assumed to approximate their fair values.

The fair values of the amounts due from/to related companies, directors and the shareholders have not been determined as the timing of the expected cash flows of these balances cannot be reasonably determined because of the relationships.